Vehicles and equipment on operating leases (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Vehicles and Equipment on Operating Lease
Vehicles and equipment on operating leases consist of the following:
	Yen in millions
	March 31,
	2018	2019
Vehicles	6,124,699	6,383,788
Equipment	13,373	14,499
Less - Deferred income and other	(203,679)	(259,124)

	5,934,393	6,139,163
Less - Accumulated depreciation	(1,352,840)	(1,428,779)
Less - Allowance for credit losses	(15,013)	(13,314)

Vehicles and equipment on operating leases, net	4,566,540	4,697,070

Future Minimum Rentals from Vehicles and Equipment on Operating Leases

 Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2020	805,907
2021	537,742
2022	245,145
2023	50,834
2024	9,860
Thereafter	1,983

Total minimum future rentals	1,651,471